Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
REVENUES
Net sales	$ 4,519,211	$ 4,546,595	$ 9,834,867	$ 9,894,460
COST OF SALES
Cost of sales	2,960,998	2,761,916	6,296,768	6,156,432
GROSS PROFIT	1,558,213	1,784,679	3,538,099	3,738,028
OPERATING EXPENSES
General and administrative	611,897	734,905	1,418,469	1,356,913
Sales and marketing	799,235	601,739	1,571,873	1,286,310
Research and development	181,610	126,454	365,354	256,161
Purchasing, warehousing and distribution	289,832	254,755	578,481	504,538
Depreciation and amortization	44,760	40,005	85,316	78,789
Total operating expenses	1,927,334	1,757,858	4,019,493	3,482,711
INCOME (LOSS) FROM OPERATIONS	(369,121)	26,821	(481,394)	255,317
OTHER INCOME (EXPENSE)
Interest expense	(21,905)	(4,888)	(31,359)	(13,965)
Interest income	41	8,569	74	20,461
Other income, net	1	27,481	1	82,156
Gain on disposition of equipment			50
Total other income (expense)	(21,863)	31,162	(31,234)	88,652
NET INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	(390,984)	57,983	(512,628)	343,969
PROVISION FOR INCOME TAXES	(176,196)	39,000	(176,196)	78,000
NET INCOME (LOSS)	$ (214,788)	$ 18,983	$ (336,432)	$ 265,969
NET INCOME (LOSS) PER COMMON SHARE
Basic	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic	76,704,277	76,354,001	76,658,341	75,670,166
Diluted	85,735,188	84,907,124	85,689,252	84,223,287